Income Taxes (Details) - Schedule of valuation allowance - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of valuation allowance [Abstract]
Beginning balance	$ 151,771	$ 152,659	$ 152,062
Additions	524,215		597
Decrease	(14,007)	(888)
Ending balance	$ 661,979	$ 151,771	$ 152,659